Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

Note 26: Subsequent Events

On January 1, 2020, the Company completed the sale of certain assets and liabilities of the MarkMonitor business to OpSec Security for a total purchase price of $3,751. At December 31, 2019 the assets and liabilities related to the divestment  met the criteria for classification as Assets Held for Sale on the Company’s balance sheet. An impairment charge of $18,431 was recognized in the Statement of Operations during the fourth quarter to reduce the Assets Held for Sale to their fair value. Accordingly, we do not expect to record a gain or loss on the divestiture in the first quarter of 2020. Of the total impairment charge, $17,967 related to the write down of intangible assets and $468 to the write down of goodwill. After impairment, Current Assets of $2,274 and Long Term Assets of $28,345 were reclassified to Current Assets Held for Sale, while Current Liabilities of $21,170 and Long Term Liabilities of $5,698 were reclassified to Current Liabilities Held For Sale.

On January 17, 2020, the Company announced that it had signed a definitive agreement to acquire Decision Resources Group (“DRG”), a premier provider of high-value data, analytics and insights products and services to the healthcare industry, from Piramal Enterprises Limited, part of global business conglomerate Piramal Group. The acquisition closed on February 28, 2020. The aggregate consideration paid in connection with the closing of the DRG acquisition was approximately $950,000, comprised of $900,000 in cash paid on the closing date and approximately $50,000 in Clarivate ordinary shares to be issued to Piramal Enterprises Limited following the one-year anniversary of closing.

In February 2020, the Company consummated a public offering of 27,600,000 ordinary shares at $20.25 per share. After this offering, Onex and Baring continue to beneficially own approximately 38.3% of the Company’s ordinary shares, representing approximately 59.3% of the ordinary shares beneficially owned by Onex and Baring immediately after the closing of our merger with Churchill Capital Corp in 2019. We received $540,736 in net proceeds from the sale of ordinary shares, after deducting $18,164 underwriting discounts. We used the net proceeds to fund a portion of the cash consideration for the DRG Acquisition and to pay related fees and expenses.

On February 12, 2020, the Company made a repayment of $65,000 on the Revolving Credit Facility.  The $250,000 Revolving Credit Facility remains undrawn subsequent to the pay down.

On February 28, 2020, we incurred an incremental $360,000 of term loans under our term loan facility and used the net proceeds from such borrowings, together with cash on hand, to fund a portion of the cash consideration for the DRG acquisition and to pay related fees and expenses.

During the period January 1, 2020 through February 21, 2020, 24,132,666 of the Company’s outstanding warrants were exercised for one ordinary share per whole warrant at a price of $11.50 per share. We used a portion of the total proceeds of $277,526 from the warrant exercises to fund a portion of the cash consideration for the DRG Acquisition and intend to use the balance for general business purposes.

On February 20, 2020, we announced the redemption of all of our outstanding public warrants to purchase our ordinary shares that were issued as part of the units sold in the Churchill Capital Corp initial public offering and remain outstanding at 5:00 p.m. New York City time on March 23, 2020, for a redemption price of $0.01 per public warrant. In addition, our board of directors elected that, upon delivery of the notice of the redemption on February 20, 2020, all public warrants are to be exercised only on a “cashless basis.” Accordingly, by virtue of the cashless exercise of public warrants, exercising public warrant holders will receive 0.4626 of an ordinary share for each public warrant. Assuming all outstanding public warrants called for redemption on March 23, 2020 are exercised prior to redemption, an additional 4,749,616 ordinary shares would be issued.